Stock Incentive Plans (Details) - Schedule of operations and comprehensive loss - Operating Expenses [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost of revenues	$ 57		$ 68
Sales and marketing	1,077	92	1,873	294
Research and development	4,668	943	9,011	2,939
General and administrative	3,371	280	8,548	816
Total	$ 9,173	$ 1,315	$ 19,500	$ 4,049